FAIR VALUE MEASUREMENTS (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 487,832,558	$ 435,147,479
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Stable share value (in dollars per share)	$ 1
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 474,028,803	416,839,085
Total | National Fuel Gas Company ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	98,455,571	83,549,187
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	375,573,232	333,289,898
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	375,573,232	333,289,898
Level 1 | National Fuel Gas Company ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	375,573,232	333,289,898
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	98,455,571	83,549,187
Level 2 | National Fuel Gas Company ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	98,455,571	83,549,187
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Level 3 | National Fuel Gas Company ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	0	0
NAV | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments	$ 13,803,755	$ 18,308,394